UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $771,346 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200    22412 41504000 SH       SOLE                 41504000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     4150 20752000 SH  CALL SOLE                 20752000
AMARIN CORP PLC                SPONSORED ADR    023111107    18898  8216329 SH       SOLE                  8216329
AMARIN CORP PLC                SPONSORED ADR    023111107     2885  2599010 SH  CALL SOLE                  2599010
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    10992   230000 SH       SOLE                   230000
AMREP CORP NEW                 COM              032159105      479     6200 SH       SOLE                     6200
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      364      100 SH       SOLE                      100
CBS CORP NEW                   CL B             124857202    47268  1545200 SH       SOLE                  1545200
CENTURY ALUM CO                COM              156431108    28128   600000 SH       SOLE                   600000
CF INDS HLDGS INC              COM              125269100    24314   630718 SH       SOLE                   630718
COLD SPRING CAP INC            COM              192865103     1296   229850 SH       SOLE                   229850
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104    15563   928000 SH       SOLE                   928000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    38815   822000 SH       SOLE                   822000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    53119  1782500 SH       SOLE                  1782500
GULFPORT ENERGY CORP           COM NEW          402635304    45180  3381771 SH       SOLE                  3381771
INNERWORKINGS INC              COM              45773Y105     4519   383000 SH       SOLE                   383000
INTEGRATED ELECTRICAL SVC      COM              45811E301    46990  1900102 SH       SOLE                  1900102
JK ACQUISITION CORP            COM              47759H106     2549   439427 SH       SOLE                   439427
MASTERCARD INC                 CL A             57636Q104    53120   500000 SH       SOLE                   500000
MEDICINOVA INC                 COM NEW          58468P206     2152   200000 SH       SOLE                   200000
NEXMED INC                     COM              652903105    12436 10029287 SH       SOLE                 10029287
NEXMED INC                     COM              652903105      378  1348315 SH  CALL SOLE                  1348315
NEXMED INC                     COM              652903105     1598  2663400 SH  CALL SOLE                  2663400
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6700   600320 SH       SOLE                   600320
NOVELIS INC                    COM              67000X106    79409  1800246 SH       SOLE                  1800246
NYMOX PHARMACEUTICAL CORP      COM              67076P102    15169  2597380 SH       SOLE                  2597380
PHH CORP                       COM NEW          693320202    29662   970600 SH       SOLE                   970600
RESOURCE AMERICA INC           CL A             761195205     8714   368755 SH       SOLE                   368755
RESOURCE CAP CORP              COM              76120W302       23    16001 SH  CALL SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     8847   420300 SH       SOLE                   420300
STURM RUGER & CO INC           COM              864159108     1323    98400 SH       SOLE                    98400
TEEKAY SHIPPING MARSHALL ISL   COM              Y8564W103    40282   744439 SH       SOLE                   744439
U S GLOBAL INVS INC            CL A             902952100    12880   500000 SH       SOLE                   500000
UNION PAC CORP                 COM              907818108    66773   657540 SH       SOLE                   657540
VOLT INFORMATION SCIENCES IN   COM              928703107    15299   584150 SH       SOLE                   584150
WELLPOINT INC                  COM              94973V107    48660   600000 SH       SOLE                   600000